Organization and Principal Activities and Going Concern	6 Months Ended
Mar. 31, 2026
Organization and Principal Activities and Going Concern [Abstract]
Organization and principal activities and going concern

1. Organization and principal activities and going concern

The Company was incorporated in the British Virgin Island (“BVI”) on December 13, 2017. The Company principally engages in the business of foreign language education and university education. The Company’s revenue is primarily derived from tuition and academic programs, collaborative education services, student accommodation and other related services, and application and advisory services.

Liquidity and Capital Resources

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. However, as of March 31, 2026, the Company has incurred recurring net losses and negative cash flows from operations, which raise substantial doubt about its ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued. As of March 31, 2026, the Company had an accumulated deficit of $20,217,930 and a negative operating cash flow of $4,093, 879.

Management has developed a plan to address these concerns, which includes the following actions:

●	Cost reduction initiatives: The Company plans to implement some cost-cutting measures, including reductions in discretionary spending and recruitment fees for the new programs.

●	Equity financing: The Company is actively seeking additional equity financing to fund operations and meet its obligations. On May 6, 2026, the Company consummated pursuant to a Securities Purchase Agreement (the “Purchase Agreement”) an offering with certain accredited investors for the sale by the Company of (i) 150,000 ordinary shares of the Company, par value $0.0256 per share (the “Ordinary Shares”) and (ii) warrants to purchase up to an aggregate of 600,000 Ordinary Shares (the “Warrants”). The private placement offering generated gross cash proceeds of $0.6 million.

●	New university programs: The Company is exploring strategic partnerships of foundational programs with more universities to introduce more educational programs that are awaiting approvals from Higher Learning Commission. These new programs will increase sources of revenues for the Company.

While management believes that these plans are feasible, there is no assurance that these actions will be successful in mitigating the substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to obtain sufficient financing or generate adequate cash flows from operations, it may be required to curtail or cease operations, seek protection under applicable bankruptcy laws, or pursue other strategic alternatives.

The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.